OTHER INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2018	$ 102,561
2019	99,091
2020	93,837
2021	85,822
2022 and thereafter	170,036
Estimated amortization expense	$ 551,347